Share-based Payments - Schedule of Subsidiary Share-Based Payments (Details) - shares		12 Months Ended
	Oct. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)		14,483,990	16,956,590	17,793,881
Granted During the Year (in shares)		381,000	2,665,875	3,120,975
Exercised During the Year (in shares)		(65,000)	(412,729)	(534,034)
Outstanding at end of period (in shares)		12,411,059	14,483,990	16,956,590
Entrega
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)		334,500	344,500	344,500
Granted During the Year (in shares)		0	0	0
Exercised During the Year (in shares)		0	0	0
Expired During the Year (in shares)		(87,500)	(5,000)	0
Forfeited During the Year (in shares)		0	(5,000)	0
Deconsolidation During the Year (in shares)		0	0	0
Outstanding at end of period (in shares)		247,000	334,500	344,500
Seaport
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)		0	0
Granted During the Year (in shares)	7,200,000		22,429,780
Exercised During the Year (in shares)	(6,227,778)		0
Expired During the Year (in shares)			0
Forfeited During the Year (in shares)			(29,018)
Deconsolidation During the Year (in shares)			(22,400,762)
Outstanding at end of period (in shares)			0	0
Follica
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)			0	2,776,120
Granted During the Year (in shares)				0
Exercised During the Year (in shares)				0
Expired During the Year (in shares)				(2,170,547)
Forfeited During the Year (in shares)				(605,573)
Deconsolidation During the Year (in shares)				0
Outstanding at end of period (in shares)				0
Vedanta
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)			0	1,824,576
Granted During the Year (in shares)				0
Exercised During the Year (in shares)				0
Expired During the Year (in shares)				(1,313)
Forfeited During the Year (in shares)				(29,607)
Deconsolidation During the Year (in shares)				(1,793,656)
Outstanding at end of period (in shares)				0